Selected Statements of Comprehensive Loss Data (Details) - Schedule of general and administrative expenses - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of General and Administrative Expenses [Abstract]
Professional services	$ 289	$ 697	$ 94
Share based compensation	1,690
Consulting services	113	120	110
Rent and office maintenance	9	31	$ 32
Others	38	5
Total general and administrative expenses	$ 2,139	$ 853